Schedule of Estimated Useful Lives of Equipment (Details)	12 Months Ended
Nov. 30, 2022
Camp Structures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Exploration and Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years